Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended							6 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Patent rights Year	Mar. 31, 2012 Proprietary technology Year	Mar. 31, 2012 Customer relationships Year	Mar. 31, 2012 Software Year	Sep. 30, 2009 Optical Pickup Unit Business All others	Mar. 31, 2012 Lens Actuator Business and Tape Drive and Disk Drive Mechanism Business NSNK	Mar. 31, 2012 Compact Digital Camera Lens Unit Business NCPL
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)				9	11	19	5
Total amortization of intangible assets	¥ 2,664	¥ 2,605	¥ 1,863
Total indefinite lived intangible assets	1,755	1,846
Goodwill impairment loss	¥ 2,045							¥ 230	¥ 1,359	¥ 686